Derivative financial instruments - Schedule of Ineffectiveness Recognized in Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	$ 460	$ 430
Fair value hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	460	430
Fair value hedges | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	116	68
Fair value hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	576	498
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	554	(619)
Cash flow hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	554	(619)
Cash flow hedges | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(763)	123
Cash flow hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(209)	(496)
Loans | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(29)
Loans | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(29)	0
Loans | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	4
Loans | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(29)	4
Loans | Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	74
Loans | Fair value hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	74	0
Loans | Fair value hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	(1)
Loans | Fair value hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	74	(1)
Loans | Cash flow hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	2
Loans | Cash flow hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(44)	24
Loans | Cash flow hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(44)	26
Loans | Cash flow hedges | Foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Loans | Cash flow hedges | Foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(278)
Loans | Cash flow hedges | Foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(278)
FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	655
FVOCI | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	655	0
FVOCI | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	(58)
FVOCI | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	655	(58)
Deposits | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(7)	(142)
Deposits | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(7)	(142)
Deposits | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	(10)
Deposits | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(7)	(152)
Deposits | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Deposits | Cash flow hedges | Foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Deposits | Cash flow hedges | Foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	3
Deposits | Cash flow hedges | Foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	3
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(65)	14
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(65)	14
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(28)	0
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(93)	14
Borrowings and debt | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	263	(516)
Borrowings and debt | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	263	(516)
Borrowings and debt | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	144	6
Borrowings and debt | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	407	(510)
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(431)	1,074
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(431)	1,074
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	127
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(431)	1,201
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	554
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	554	(621)
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(466)	99
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	88	(522)
Borrowings and debt | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	$ (621)
Borrowings and debt | Cash flow hedges | Foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Borrowings and debt | Cash flow hedges | Foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	22
Borrowings and debt | Cash flow hedges | Foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	$ 22